Nature of Activities and Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Nature of Activities and Significant Accounting Policies [Line Items]
Advertising and promotion expenses	$ 5,745	$ 500	$ 5,745	$ 500	$ 500	$ 0
Research and development costs	0	$ 0	0	0	0	0
FDIC cash	250,000		250,000		250,000	250,000
Uninsured cash	1,198,044		$ 1,198,044		78,466	0
Lease agreement term			12 months
Cash	$ 116,085,141		$ 116,085,141		328,466	23,099
Cash from operating activities			$ 107,682,405	$ (141,448)	$ (698,542)	$ (897,448)
Shares outstanding	2,657,550		2,657,550
Reserve amount representing related party receivables			$ 29,917,458
Potentially issuable to exercise warrants	62,344,687	54,290,468	59,827,860	54,244,887	54,832,811	51,190,679
Liquidity [Member]
Nature of Activities and Significant Accounting Policies [Line Items]
Cash from operating activities			$ 107,682,405
Minimum [Member]
Nature of Activities and Significant Accounting Policies [Line Items]
Estimated useful life	5 years		5 years
Customer payments due days			30 years
Maximum [Member]
Nature of Activities and Significant Accounting Policies [Line Items]
Estimated useful life	7 years		7 years
Customer payments due days			45 years
Warrants [Member]
Nature of Activities and Significant Accounting Policies [Line Items]
Potentially issuable to exercise warrants					56,915,743	55,335,743